Income Taxes (Schedule Of The Provision For Income Taxes) (Details) (As Adjusted [Member], USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
As Adjusted [Member]
Current, federal and foreign	$ 260	$ 262	$ 196
Current, state	48	47	37
Deferred, federal and foreign	9	(16)	13
Deferred, state	(3)	(4)
Total	$ 314	$ 289	$ 246